UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06096
                                                    -------------

                                 The Torray Fund
                   ------------------------------------------
               (Exact name of registrant as specified in charter)

                        7501 Wisconsin Avenue, Suite 1100

                             Bethesda, MD 20814-6523
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 William M Lane
                             The Torray Corporation
                        7501 Wisconsin Avenue, Suite 1100
                             Bethesda, MD 20814-6523
                   ------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-493-4600
                                                         -------------------

                   Date of fiscal year end: December 31, 2004
                                            -------------------

                  Date of reporting period: September 30, 2004
                                            -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


THE TORRAY FUND               SEPTEMBER 30, 2004                     (UNAUDITED)
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

                  SHARES                                                          MARKET VALUE**
                  ------                                                          --------------
COMMON STOCK                        99.82%

        23.84% DIVERSIFIED FINANCIAL SERVICES
                 1,485,600          Franklin Resources                             $  82,837,056
                 1,042,300          Ambac Financial Group, Inc.                       83,331,885
                   225,405          Markel Corporation*                               69,514,902
                 2,074,162          J.P. Morgan Chase & Company                       82,406,456
                 1,259,600          Allied Capital Corp.                              30,721,644
                   411,700          American International Group                      27,991,483
                   192,000          American Express Company                           9,880,320
                   754,200          LaBranche & Co., Inc.*                             6,372,990
                                                                                   -------------
                                                                                     393,056,736
        11.45% MEDIA & ENTERTAINMENT
                 1,913,200          Univision Communications Inc.*                    60,476,252
                 2,178,900          Disney (Walt) Company                             49,134,195
                   875,700          Tribune Company                                   36,035,055
                   996,900          Clear Channel Communications, Inc.                31,073,373
                   145,000          Gannett Company, Inc.                             12,145,200
                                                                                  --------------
                                                                                     188,864,075
        10.87% DIVERSIFIED MANUFACTURING
                 1,048,800          Illinois Tool Works                               97,716,696
                 1,322,300          General Electric Company                          44,402,834
                   598,100          Emerson Electric Company                          37,016,409
                                                                                  --------------
                                                                                     179,135,939
        10.02% DATA PROCESSING & MGMT
                 2,236,700          First Data Corporation                            97,296,450
                 1,643,600          Automatic Data Processing                         67,913,552
                                                                                  --------------
                                                                                     165,210,002
         8.18% PHARMACEUTICALS
                 1,677,900          Amgen Inc.*                                       95,103,372
                   673,000          Pfizer, Inc.                                      20,593,800
                   581,900          Merck & Co., Inc.                                 19,202,700
                                                                                  --------------
                                                                                     134,899,872
         7.58% AEROSPACE & DEFENSE
                 1,531,000          Honeywell International Inc.                      54,901,660
                   542,800          United Technologies Corporation                   50,686,664
                   189,300          General Dynamics Corporation                      19,327,530
                                                                                  --------------
                                                                                     124,915,854

         4.60% COMMUNICATIONS SERVICES
                 3,036,660          DIRECTV Group*                                    53,414,849
                   722,400          Echostar Communications*                          22,481,088
                                                                                  --------------
                                                                                      75,895,937

         4.42% BEVERAGES
                 1,458,800          Anheuser-Busch Cos. Inc.                          72,867,060

                  SHARES                                                          MARKET VALUE**
                  ------                                                          --------------
         3.74% DIVERSIFIED MEDICAL PRODUCTS
                 1,032,100          Abbott Laboratories                               43,719,756
                   317,300          Johnson & Johnson                                 17,873,509
                                                                                  --------------
                                                                                      61,593,265
         3.35% HEALTH CARE SERVICES
                 1,262,900          Cardinal Health, Inc.                             55,277,133

         2.94% DIVERSIFIED TELECOMMUNICATION SERVICES
                 1,865,400          SBC Communications, Inc.                          48,407,130

         2.55% CONSUMER PRODUCTS
                   650,000          Kimberly-Clark Corporation                        41,983,500

         1.83% REAL ESTATE
                   922,500          CarrAmerica Realty Corp.                          30,165,750

         1.68% BANKING
                   638,600          Bank of America                                   27,670,538

         1.52% SPECIALTY RETAIL
                   655,800          O'Reilly Automotive, Inc.*                        25,110,582

         0.68% COMPUTER SYSTEMS & INTEGRATION
                   596,400          Hewlett-Packard Company                           11,182,500

         0.49% UTILITIES
                   904,600          Sierra Pacific Resources*                          8,096,170

         0.08% ENERGY
                    75,000          Pengrowth Energy Trust'A'                          1,344,750

TOTAL COMMON STOCK
(Cost $1,465,989,143)               99.82%                                         1,645,676,793
                                                                                  --------------

SHORT-TERM INVESTMENTS              0.12%
(Cost $2,047,298)          PNC Bank Money Market Account (1.32%)                       2,047,298
                                                                                  --------------

TOTAL PORTFOLIO SECURITIES
(Cost $1,468,036,441)               99.94%                                         1,647,724,091
                                                                                  --------------

OTHER ASSETS LESS LIABILITIES
                                    0.06%                                                926,691
                                                                                  --------------

NET ASSETS                          100.00%                                       $1,648,650,782
                                                                                  ==============

*     non-income producing securities

** Securities Valuation - Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are readily available are valued at market value,which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value may also be determined on the basis of the NASDAQ official closing price (the "NOCP") instead of the last reported sales price.

THE TORRAY INSTITUTIONAL FUND           SEPTEMBER 30, 2004           (UNAUDITED)
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

                    SHARES                                                      MARKET VALUE**
                    ------                                                      --------------
COMMON STOCK                        99.76%

        21.55% DIVERSIFIED FINANCIAL SERVICES
                   778,600          Franklin Resources                            $ 43,414,736
                   505,000          Ambac Financial Group, Inc.                     40,374,750
                    85,500          Markel Corporation*                             26,368,200
                   786,112          J.P. Morgan Chase & Company                     31,232,229
                   946,300          Allied Capital Corp.                            23,080,257
                   205,400          American International Group                    13,965,146
                   104,500          American Express Company                         5,377,570
                   371,800          LaBranche & Co., Inc.*                           3,141,710
                                                                                  ------------
                                                                                   186,954,598
        14.55% MEDIA & ENTERTAINMENT
                 1,643,700          Walt Disney Company                             37,065,435
                 1,258,700          Univision Communications Inc.*                  39,787,507
                   512,200          Tribune Company                                 21,077,030
                   545,300          Clear Channel Communications, Inc.              16,997,001
                   134,300          Gannett Co., Inc.                               11,248,968
                                                                                  ------------
                                                                                   126,175,941
         9.26% DIVERSIFIED MANUFACTURING
                   402,700          Illinois Tool Works                             37,519,559
                   715,600          General Electric Company                        24,029,848
                   302,500          Emerson Electric Co.                            18,721,725
                                                                                  ------------
                                                                                    80,271,132
         9.17% PHARMACEUTICALS
                   956,500          Amgen Inc.*                                     54,214,420
                   570,800          Pfizer, Inc.                                    17,466,480
                   237,700          Merck & Co., Inc.                                7,844,100
                                                                                  ------------
                                                                                    79,525,000
         8.70% DATA PROCESSING & MGMT
                 1,022,500          First Data Corporation                          44,478,750
                   749,300          Automatic Data Processing                       30,961,076
                                                                                  ------------
                                                                                    75,439,826
         8.24% AEROSPACE & DEFENSE
                   314,200          General Dynamics Corporation                    32,079,820
                   220,400          United Technologies                             20,580,952
                   523,200          Honeywell International Inc.                    18,761,952
                                                                                  ------------
                                                                                    71,422,724
         6.01% COMMUNICATIONS SERVICES
                 2,148,544          DIRECTV Group*                                  37,792,889
                   460,700          Echostar Communications*                        14,336,984
                                                                                  ------------
                                                                                    52,129,873
         4.50% HEALTH CARE SERVICES
                   892,400          Cardinal Health, Inc.                           39,060,348

         4.20% BEVERAGES
                   729,700          Anheuser-Busch Cos. Inc.                        36,448,515

                    SHARES                                                      MARKET VALUE**
                    ------                                                      --------------
         4.00% DIVERSIFIED MEDICAL PRODUCTS
                   314,900          Johnson & Johnson                               17,738,317
                   400,100          Abbott Laboratories                             16,948,236
                                                                                  ------------
                                                                                    34,686,553
         2.61% DIVERSIFIED TELECOMMUNICATION SERVICES
                   870,900          SBC Communications, Inc.                        22,599,855

         2.17% SPECIALTY RETAIL
                   492,200          O'Reilly Automotive, Inc.*                      18,846,338

         1.83% CONSUMER PRODUCTS
                   245,900          Kimberly-Clark Corporation                      15,882,681

         1.06% BANKING
                   212,000          Bank of America Corporation                      9,185,960

         0.69% REAL ESTATE
                   184,000          CarrAmerica Realty Corp.                         6,016,800

         0.59% COMPUTER SYSTEMS & INTEGRATION
                   272,400          Hewlett-Packard Company                          5,107,500

         0.47% UTILITIES
                   455,400          Sierra Pacific Resources*                        4,075,830

         0.16% ENERGY
                    75,000          Pengrowth Energy Trust'A'                        1,344,750

TOTAL COMMON STOCK                  99.76%
(Cost $817,561,097)                                                                865,174,224
                                                                                  ------------

SHORT-TERM INVESTMENTS              1.51%
(Cost $13,083,315)         PNC Bank Money Market Account (1.32%)                    13,083,315
                                                                                  ------------

TOTAL PORTFOLIO SECURITIES
(Cost $830,644,412)                 101.27%                                        878,257,539
                                                                                  ------------

OTHER ASSETS LESS LIABILITIES
                                    (1.27)%                                        (11,018,250)
                                                                                  ------------

NET ASSETS                          100.00%                                       $867,239,289
                                                                                  ============

*     non-income producing securities

** Securities Valuation - Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are readily available are valued at market value,which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value may also be determined on the basis of the NASDAQ official closing price (the "NOCP") instead of the last reported sales price.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Torray Fund
            --------------------

By (Signature and Title)*           /s/  William M Lane
                         -------------------------------------------------------
                                    William M Lane, President & Secretary
                                    (principal executive officer)

Date    November 22, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ William M Lane
                         -------------------------------------------------------
                                    William M Lane, President & Secretary
                                    (principal executive officer)

Date    November 22, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/ Douglas C. Eby
                         -------------------------------------------------------
                                    Douglas C. Eby, Vice President & Treasurer
                                    (principal financial officer)

Date    November 22, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.